Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net income	$ 28,381,842	$ 913,279	$ 6,233,591
Other comprehensive income:
Foreign currency translation adjustment	(1,797,116)	2,381,190
Total comprehensive income	$ 26,584,726	$ 3,294,469	$ 6,269,955